Related Party Transactions (Tables)	6 Months Ended
Oct. 31, 2024
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Salaries and other short-term benefits	918	926	1,531	1,573
Severance (included in salaries)	—	—	—	60
Share-based expense	163	604	279	1,120
Director compensation (included in salaries)	84	100	168	171
	1,165	1,630	1,978	2,924